Acquisition of Liberty Dialysis Holdings (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Business Acquisition [Line Items]
Trade accounts receivable	$ 2,955,299		$ 2,955,299		$ 2,798,318
Other current assets	936,304		936,304		1,035,366
Goodwill	11,318,784		11,318,784		9,186,650
Income tax payable, current	159,509		159,509		162,354
Short Term Borrowings Due To Related Parties Current Acquisitions	94,611		94,611		28,013
Revenue	3,417,938	3,184,066	10,094,666	9,305,540
Operating income	567,642	533,734	1,659,433	1,488,362
Liberty Dialysis Holdings [Member]
Business Acquisition [Line Items]
Business Acquisition Description Of Acquired Entity	On February 28, 2012, the Company acquired 100% of the equity of Liberty Dialysis Holdings, Inc. (“LD Holdings”), the owner of Liberty Dialysis and owner of a 51% stake in Renal Advantage Partners, LLC (the “Liberty Acquisition”) and accounted for this transaction as a business combination, subject to finalization of the acquisition accounting which will be finalized when certain information arranged to be obtained has been received. LD Holdings mainly provides dialysis services in the United States through the 263 clinics it owns (the “Acquired Clinics”). As we expressly disclose in the Form 20-F (see Item 4B, “Information on the Company – Business Overview – Our Strategy and Competitive Strengths,”) it is part of our stated strategy to expand and complement our existing business through acquisitions. Generally, these acquisitions do not change our business model and are easy to integrate without disruption to our existing business, requiring little or no realignment of our structures. The Liberty Acquisition is consistent in this regard as it involves the acquisition of dialysis clinics, a business in which we are already engaged and, therefore, merely supplements our existing business. Total consideration for the Liberty Acquisition was $2,180,029, consisting of $1,695,330 cash, net of cash acquired and $484,699 non-cash consideration. Accounting standards for business combinations require previously held equity interests to be fair valued with the difference to book value to be recognized as a gain or loss in income. Prior to the Liberty Acquisition, the Company had a 49% equity investment in Renal Advantage Partners, LLC, the fair value of which, $201,915, is included as non-cash consideration. The estimated fair value has been determined based on the discounted cash flow method, utilizing an approximately 13% discount rate. In addition to the Company’s investment, it also had a loan receivable of $279,793 from Renal Advantage Partners, LLC which was retired as part of the transaction.
Other current assets	162,768		162,768
Trade accounts receivable	156,444		156,444
Other current assets	29,816		29,816
Deferred Tax Asset	14,932		14,932
Property, plant and equipment	174,400		174,400
Intangible assets and other assets	86,358		86,358
Goodwill	1,990,476		1,990,476
Accounts payable, accrued expenses and other current liabilities	(128,865)		(128,865)
Income tax payable, current	(42,697)		(42,697)
Short Term Borrowings Due To Related Parties Current Acquisitions	(72,101)		(72,101)
Other Liabilities	(26,402)		(26,402)
Noncontrolling interests (subject and not subject to put provisions)	(165,100)		(165,100)
Long Term Note Receivable Acquisitions	(282,784)		(282,784)
Revenue			503
Operating income			$ 125